UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07644

Gabelli Capital Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center Rye, New York	10580-1422
(Address of principal executive offices)	(Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

■ Gabelli Capital Asset Fund	Annual Report To Contractowners

Mario Gabelli, CFA, Portfolio Manager

Objective:

Growth of capital. Current income is a secondary objective

Portfolio:

At least 80% common stocks and securities convertible into common stocks

Inception Date:

May 1, 1995

Net Assets at December 31, 2006:

$234,413,653

An Update from Fund Management

For the twelve months ended December 31, 2006, the Fund advanced 21.93% versus the S&P 500’s 15.78% and Russell 2000 Index’s 18.37% gains. For the five and ten year periods ended December 31, 2006, the Fund’s total annualized return averaged 10.78% and 13.17%, respectively, versus average annual total returns of 6.18% and 8.42% for the S&P 500 and 11.39% and 9.44% for the Russell 2000 Indices, for the same periods, respectively. Since inception on May 1, 1995 through December 31, 2006, the Fund’s cumulative total return was 314.66%, which equates to an average annual total return of 12.96%. This compares favorably to the S&P 500 and Russell 2000 annual total returns for the same period of 10.95% and 11.19%, respectively.

Stocks continued to rise in 2006 on the strength of rising corporate earnings, coupled with the belief that the Federal Reserve, under Ben Bernanke, would stop raising rates after 17 consecutive increases. Declining bond yields steered income hungry investors to stocks in the utility and telecom sectors, while supply concerns and geopolitics elevated shares of energy and commodity producers. Consumers found more money to spend and spend they did, powering shares of many retailers and consumer goods higher. The weakest sectors of the market were generally health care and technology, two areas where the Fund has limited exposure. Some of our Publishing and Broadcasting and Food and Beverage holdings lagged.

The Fund benefited from a number of companies being takeover targets. Also, returns were helped and by stellar performance from several industrial firms such as Sequa Corporation, Greif Inc., and Thomas & Betts. Hotels & Gaming was another sector which outperformed.

The Fund’s focus is on free cash flow: earnings before interest, taxes, depreciation and amortization (“EBITDA”) minus the capital expenditures necessary to grow the business. We believe free cash flow is the best barometer of a business’ value. Rising free cash flow often foreshadows net earnings improvement. We also look at earnings per share trends and we try to position ourselves in front of long term earnings uptrends. We analyze on and off balance sheet assets and liabilities such as plant and equipment, inventories, receivables, and legal, environmental and health care issues. We want to know everything and anything that will add to, or detract from, our private market value (“PMV”) estimates. Finally, we look for a catalyst: something happening in the company’s industry or indigenous to the company itself that will surface value. Once we identify stocks that qualify as fundamental and conceptual bargains, we then become patient investors. This has been a proven long term method for preserving and enhancing wealth in the U.S. equity markets.

The views expressed above are those of the Fund’s portfolio manager as of December 31, 2006 and are subject to change without notice. They do not necessarily represent the views of Gabelli Funds. The views expressed herein are based on current market conditions and are not intended to predict or guarantee the future performance of any Fund, any individual security, any market or market segment. The composition of each Fund’s portfolio is subject to change. No recommendation is made with respect to any security discussed herein.

About information in this report:

•

It is important to carefully consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

•

The S&P 500 Index is an index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

GABELLI CAPITAL ASSET FUND	1

■ Gabelli Capital Asset Fund	Annual Report To Contractowners

Top Ten Holdings  (As of 12/31/2006)

Company	Percentage of Total Net Assets
American Express Co.	2.33%
Time Warner Inc.	2.04%
Honeywell International Inc.	1.93%
The Coca-Cola Co.	1.85%
Cablevision Systems Corp., Cl. A	1.82%
Kinder Morgan Inc.	1.80%
Diageo plc, ADR	1.76%
General Mills Inc.	1.72%
Pfizer Inc.	1.55%
The Reader’s Digest Association Inc.	1.42%

Sector Weightings as a % of Total Net Assets  (As of 12/31/2006)

Average Annual Total Returns  (For periods ended 12/31/2006)

	1 Yr	5 Yrs	10 Yrs	Since Inception 05/01/1995
Gabelli Capital Asset Fund	21.93%	10.78%	13.17%	12.96%
S&P 500 Index	15.78%	6.18%	8.42%	10.95%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

2	GABELLI CAPITAL ASSET FUND

■ Gabelli Capital Asset Fund	Annual Report To Contractowners

Growth of a Hypothetical $10,000 Investment (Unaudited)

To give you a comparison, this chart shows you the performance of a hypothetical $10,000 investment made in the Fund and in the S&P 500 Index. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of dividends.

Past performance is not predictive of future results. The S&P 500 Index is an unmanaged indicator of stock market performance.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended September 30, 2006. Shareholders may obtain this information by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the Securities and Exchange Commission’s website at www.sec.gov.

GABELLI CAPITAL ASSET FUND	3

■ Gabelli Capital Asset Fund	Annual Report To Contractowners

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from July 1, 2006 through December 31, 2006

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2006.

	Beginning Account Value 07/01/2006	Ending Account Value 12/31/2006	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Capital Asset Fund
Actual Fund Return	$1,000.00	$1,120.80	1.09%	$5.83
Hypothetical 5% Return	$1,000.00	$1,019.71	1.09%	$5.55

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

4	GABELLI CAPITAL ASSET FUND

■	Gabelli Capital Asset Fund

Schedule of Investments

December 31, 2006

Common Stocks — 94.7%
Shares		Cost	Market Value

Aerospace — 0.7%
9,000	HEICO Corp.	$219,619	$349,470
30,000	Herley Industries Inc.†	538,353	485,700
100,000	Rolls-Royce Group plc†	773,166	876,686
1,835,000	Rolls-Royce Group plc, Cl. B	3,492	3,647

		1,534,630	1,715,503

Agriculture — 1.3%
45,000	Archer-Daniels-Midland Co.	590,521	1,438,200
30,000	Delta & Pine Land Co.	1,217,936	1,213,500
20,000	The Mosaic Co.†	366,525	427,200

		2,174,982	3,078,900

Automotive — 1.1%
50,000	General Motors Corp.	1,461,513	1,536,000
30,000	Navistar International Corp.†	619,003	1,002,900

		2,080,516	2,538,900

Automotive: Parts and Accessories — 1.7%
2,000	Bandag Inc.	101,180	100,860
5,000	BorgWarner Inc.	198,525	295,100
45,000	CLARCOR Inc.	422,225	1,521,450
120,000	Dana Corp.†	497,276	166,800
85,000	Earl Scheib Inc.†	483,196	300,900
20,000	Midas Inc.†	402,432	460,000
11,000	Modine Manufacturing Co.	265,673	275,330
36,000	Proliance International Inc.†	197,995	165,600
45,000	Standard Motor Products Inc.	648,865	674,100

		3,217,367	3,960,140

Aviation: Parts and Services — 4.1%
38,000	Curtiss-Wright Corp.	545,113	1,409,040
6,000	EDO Corp.	152,016	142,440
70,000	GenCorp Inc.†	714,297	981,400
55,000	Kaman Corp.	698,386	1,231,450
30,000	Precision Castparts Corp.	657,891	2,348,400
28,000	Sequa Corp., Cl. A†	990,661	3,221,680
170,000	The Fairchild Corp., Cl. A†	898,870	372,300

		4,657,234	9,706,710

Broadcasting — 3.8%
45,000	CBS Corp., Cl. A	918,326	1,404,900
10,000	Cogeco Inc.	195,072	250,911
51,000	Fisher Communications Inc.†	2,812,109	2,254,710
212,000	Gray Television Inc.	1,915,683	1,553,960
35,000	ION Media Networks Inc.†	47,649	17,500
18,000	Liberty Media Corp. — Capital, Cl. A†	942,330	1,763,640
65,000	Lin TV Corp., Cl. A†	1,032,876	646,750
90,000	Sinclair Broadcast Group Inc., Cl. A	800,344	945,000
20,000	Young Broadcasting Inc., Cl. A†	105,350	56,400

		8,769,739	8,893,771

Business Services — 1.3%
30,000	Aramark Corp., Cl. B	992,260	1,003,500
7,000	Avis Budget Group Inc.	135,071	151,830
52,000	Intermec Inc.†	940,363	1,262,040
75,700	Nashua Corp.†	649,904	633,609

		2,717,598	3,050,979

Shares		Cost	Market Value

Cable and Satellite — 2.8%
5,000	Adelphia Communications Corp., Cl. A†	$5,250	$50
150,000	Cablevision Systems Corp., Cl. A†	783,509	4,272,000
10,000	EchoStar Communications Corp., Cl. A†	294,560	380,300
25,000	Liberty Global Inc., Cl. A†	363,484	728,750
9,315	Liberty Global Inc., Cl. C†	155,984	260,820
10,000	Rogers Communications Inc., Cl. B	268,416	596,000
10,000	The DIRECTV Group Inc.†	160,500	249,400

		2,031,703	6,487,320

Communications Equipment — 2.9%
32,000	Agere Systems Inc.†	388,474	613,440
84,000	Corning Inc.†	546,500	1,571,640
20,000	Motorola Inc.	198,099	411,200
15,000	Nortel Networks Corp., New York†	397,259	400,950
17,000	Nortel Networks Corp., Toronto†	724,875	454,393
70,000	Thomas & Betts Corp.†	1,543,218	3,309,600

		3,798,425	6,761,223

Computer Software and Services — 1.3%
140,000	Xanser Corp.†	480,229	680,400
96,000	Yahoo! Inc.†	3,042,700	2,451,840

		3,522,929	3,132,240

Consumer Products — 2.8%
10,000	Avon Products Inc.	273,243	330,400
10,000	Clorox Co.	557,423	641,500
10,000	Colgate-Palmolive Co.	561,371	652,400
2,000	Fortune Brands Inc.	160,631	170,780
23,000	Gallaher Group plc, ADR	552,606	2,068,850
1,000	National Presto Industries Inc.	27,490	59,870
15,000	Pactiv Corp.†	152,305	535,350
22,000	Procter & Gamble Co.	970,741	1,413,940
115,000	Revlon Inc., Cl. A†	302,619	147,200
65,000	Schiff Nutrition International Inc.†	178,934	432,250

		3,737,363	6,452,540

Consumer Services — 0.9%
30,000	Liberty Media Corp. — Interactive, Cl. A†	557,113	647,100
70,000	Rollins Inc.	540,933	1,547,700

		1,098,046	2,194,800

Diversified Industrial — 6.3%
40,000	Ampco-Pittsburgh Corp.	640,525	1,339,200
33,000	Baldor Electric Co.	955,882	1,102,860
14,000	Cooper Industries Ltd., Cl. A	1,014,181	1,266,020
30,000	Crane Co.	623,766	1,099,200
13,000	Greif Inc., Cl. A	326,895	1,539,200
100,000	Honeywell International Inc.	3,088,796	4,524,000
28,000	ITT Corp.	1,233,131	1,590,960
60,000	Jacuzzi Brands Inc.†	734,734	745,800
80,000	Katy Industries Inc.†	813,103	214,400
90,000	Myers Industries Inc.	902,449	1,409,400

		10,333,462	14,831,040

See accompanying notes to financial statements.

5

■	Gabelli Capital Asset Fund

Schedule of Investments (Continued)

December 31, 2006

Shares		Cost	Market Value

Electronics — 2.4%
27,000	Intel Corp.	$539,872	$546,750
200,000	Symbol Technologies Inc.	2,982,250	2,988,000
75,000	Texas Instruments Inc.	1,772,273	2,160,000

		5,294,395	5,694,750

Energy and Utilities — 9.3%
68,000	Allegheny Energy Inc.†	667,644	3,121,880
275,000	Aquila Inc.†	1,027,941	1,292,500
9,000	Cameron International Corp.†	260,717	477,450
10,000	Chevron Corp.	624,800	735,300
30,000	ConocoPhillips	860,026	2,158,500
10,000	Devon Energy Corp.	322,357	670,800
40,000	DPL Inc.	1,085,990	1,111,200
10,000	Duquesne Light Holdings Inc.	175,020	198,500
90,000	El Paso Corp.	723,059	1,375,200
27,000	El Paso Electric Co.†	242,555	657,990
18,000	Exxon Mobil Corp.	654,381	1,379,340
6,699	Florida Public Utilities Co.	52,922	88,762
10,000	Giant Industries Inc.†	806,378	749,500
40,000	Kinder Morgan Inc.	4,184,127	4,230,000
2,000	Niko Resources Ltd.	109,377	142,949
5,000	Northeast Utilities	90,850	140,800
27,000	NSTAR	642,663	927,720
17,000	Progress Energy Inc., CVO†	7,800	5,525
15,000	Royal Dutch Shell plc, Cl. A, ADR	937,915	1,061,850
67,500	RPC Inc.	597,913	1,139,400
3,000	Southwest Gas Corp.	71,147	115,110
1,000	Transocean Inc.†	57,820	80,890

		14,203,402	21,861,166

Entertainment — 5.2%
15,000	Canterbury Park Holding Corp.	194,588	205,500
50,000	Discovery Holding Co., Cl. A†	433,402	804,500
70,000	Dover Motorsports Inc.	446,303	371,700
170,000	Gemstar-TV Guide International Inc.†	784,117	681,700
105,000	Grupo Televisa SA, ADR	964,249	2,836,050
50,000	The Topps Co. Inc.	457,078	445,000
220,000	Time Warner Inc.	3,735,797	4,791,600
20,000	Triple Crown Media Inc.†	184,942	154,800
30,000	Viacom Inc., Cl. A†	1,107,747	1,230,300
20,000	Vivendi	566,155	781,731

		8,874,378	12,302,881

Environmental Services — 1.9%
100,000	Allied Waste Industries Inc.†	985,078	1,229,000
90,000	Waste Management Inc.	2,690,138	3,309,300

		3,675,216	4,538,300

Equipment and Supplies — 4.2%
33,000	AMETEK Inc.	225,394	1,050,720
38,000	Baldwin Technology Co. Inc., Cl. A†	52,525	190,000
18,000	Belden CDT Inc.	269,204	703,620
40,000	Capstone Turbine Corp.†	70,880	49,200
12,000	CIRCOR International Inc.	202,142	441,480
110,000	CTS Corp.	1,013,089	1,727,000
70,000	Fedders Corp.†	286,725	70,000
28,000	Flowserve Corp.†	387,635	1,413,160
17,000	Franklin Electric Co. Inc.	165,144	873,630

Shares		Cost	Market Value

40,000	GrafTech International Ltd.†	$352,242	$276,800
17,000	IDEX Corp.	289,470	805,970
50,000	L.S. Starrett Co., Cl. A	747,924	812,500
13,000	Robbins & Myers Inc.	291,198	596,960
15,000	The Eastern Co.	138,870	290,850
15,000	Watts Water Technologies Inc., Cl. A	197,302	616,650

		4,689,744	9,918,540

Financial Services — 7.2%
90,000	American Express Co.	2,813,014	5,460,300
12,000	American International Group Inc.	808,697	859,920
25,000	Ameriprise Financial Inc.	852,828	1,362,500
25,000	Argonaut Group Inc.†	509,445	871,500
23,000	BKF Capital Group Inc.†	143,684	77,050
40,000	Citigroup Inc.	1,972,743	2,228,000
12,000	Deutsche Bank AG	720,360	1,598,880
157,000	Epoch Holding Corp.†	443,576	1,560,580
50,000	TD Banknorth Inc.	1,611,000	1,614,000
18,000	The Bank of New York Co. Inc.	579,773	708,660
10,000	The Midland Co.	81,237	419,500

		10,536,357	16,760,890

Food and Beverage — 10.5%
5,000	Anheuser-Busch Companies Inc.	243,348	246,000
22,000	Brown-Forman Corp., Cl. A	612,150	1,483,460
10,000	Cadbury Schweppes plc, ADR	415,450	429,300
5,000	Campbell Soup Co.	113,482	194,450
10,000	Coca-Cola Enterprises Inc.	195,696	204,200
3,000	Coca-Cola Femsa SAB de CV, ADR	83,953	114,000
4,000	Corn Products International Inc.	63,231	138,160
22,800	Del Monte Foods Co.	235,992	251,484
52,000	Diageo plc, ADR	2,063,627	4,124,120
5,000	Fomento Economico Mexicano SAB de CV, ADR	488,312	578,800
70,000	General Mills Inc.	3,322,849	4,032,000
88,000	Groupe Danone, ADR	1,880,786	2,868,800
20,000	H.J. Heinz Co.	624,808	900,200
60,000	PepsiAmericas Inc.	913,179	1,258,800
15,000	PepsiCo Inc.	919,031	938,250
90,000	The Coca-Cola Co.	4,103,662	4,342,500
30,000	Tootsie Roll Industries Inc.	550,477	981,000
23,000	Wm. Wrigley Jr. Co.	1,051,878	1,189,560
5,750	Wm. Wrigley Jr. Co., Cl. B	279,613	295,550

		18,161,524	24,570,634

Health Care — 2.2%
16,000	Advanced Medical Optics Inc.†	609,984	563,200
8,000	DENTSPLY International Inc.	174,900	238,800
10,000	Henry Schein Inc.†	290,333	489,800
2,000	Invitrogen Corp.†	69,870	113,180
3,000	Patterson Companies Inc.†	89,238	106,530
140,000	Pfizer Inc.	3,953,723	3,626,000
60,000	TL Administration Corp.†	144,933	0

		5,332,981	5,137,510

See accompanying notes to financial statements.

6

■	Gabelli Capital Asset Fund

Schedule of Investments (Continued)

December 31, 2006

Shares		Cost	Market Value

Hotels and Gaming — 3.5%
20,000	Aztar Corp.†	$942,582	$1,088,400
1,000	Boyd Gaming Corp.	35,018	45,310
11,000	Churchill Downs Inc.	428,322	470,140
8,000	Dover Downs Gaming & Entertainment Inc.	51,387	106,960
6,000	Four Seasons Hotels Inc.	488,237	491,940
18,000	Gaylord Entertainment Co.†	465,545	916,740
5,000	Harrah’s Entertainment Inc.	377,868	413,600
40,000	Hilton Hotels Corp.	509,728	1,396,000
12,000	International Game Technology	326,747	554,400
7,000	Las Vegas Sands Corp.†	258,250	626,360
35,000	MGM Mirage†	976,160	2,007,250

		4,859,844	8,117,100

Machinery — 0.9%
55,000	CNH Global NV	1,075,301	1,501,500
6,000	Deere & Co.	365,420	570,420

		1,440,721	2,071,920

Manufactured Housing and Recreational Vehicles — 0.7%
3,000	Cavco Industries Inc.†	80,988	105,120
120,000	Champion Enterprises Inc.†	1,193,708	1,123,200
10,000	Skyline Corp.	397,176	402,200

		1,671,872	1,630,520

Metals and Mining — 1.3%
4,000	Alcoa Inc.	115,191	120,040
40,000	Newmont Mining Corp.	1,680,693	1,806,000
2,000	Peabody Energy Corp.	70,704	80,820
8,000	Phelps Dodge Corp.	980,774	957,760

		2,847,362	2,964,620

Publishing — 5.0%
15,000	Dow Jones & Co. Inc.	533,197	570,000
45,000	Journal Communications Inc., Cl. A	592,141	567,450
6,000	Lee Enterprises Inc.	170,932	186,360
21,535	McClatchy Co., Cl. A	697,214	932,465
10,000	Media General Inc., Cl. A	497,356	371,700
8,000	Meredith Corp.	171,362	450,800
15,000	New York Times Co., Cl. A	515,129	365,400
80,000	News Corp., Cl. A	1,205,495	1,718,400
130,000	Penton Media Inc.†	114,339	100,100
290,000	PRIMEDIA Inc.†	829,451	490,100
16,000	The E.W. Scripps Co., Cl. A	667,408	799,040
200,000	The Reader’s Digest Association Inc.	3,241,303	3,340,000
60,000	Tribune Co.	1,852,817	1,846,800

		11,088,144	11,738,615

Real Estate — 0.7%
49,600	Griffin Land & Nurseries Inc.†	739,126	1,609,520

Retail — 0.9%
32,000	Aaron Rents Inc., Cl. A	266,360	844,160
5,000	CSK Auto Corp.†	78,337	85,750
10,000	Ingles Markets Inc., Cl. A	125,475	297,900
15,000	Safeway Inc.	307,433	518,400
10,000	The Home Depot Inc.	368,748	401,600

		1,146,353	2,147,810

Shares		Cost	Market Value

Specialty Chemicals — 3.5%
80,000	Ferro Corp.	$1,604,598	$1,655,200
50,000	Hawkins Inc.	681,993	715,000
40,000	Hercules Inc.†	421,526	772,400
12,000	International Flavors & Fragrances Inc.	560,430	589,920
55,000	MacDermid Inc.	1,481,669	1,875,500
130,000	Omnova Solutions Inc.†	838,833	595,400
5,000	Quaker Chemical Corp.	87,062	110,350
77,000	Sensient Technologies Corp.	1,498,151	1,894,200

		7,174,262	8,207,970

Telecommunications — 2.3%
4,000	Alltel Corp.	18,393	241,920
230,000	Cincinnati Bell Inc.†	1,193,739	1,051,100
125,000	Qwest Communications International Inc.†	527,820	1,046,250
120,000	Sprint Nextel Corp.	1,690,790	2,266,800
10,000	Telephone & Data Systems Inc.	401,125	543,300
5,000	Telephone & Data Systems Inc., Special	100,476	248,000

		3,932,343	5,397,370

Transportation — 0.4%
20,000	GATX Corp.	888,622	866,600

Wireless Communications — 1.6%
46,000	Price Communications Corp.	691,372	968,300
40,500	United States Cellular Corp.†	1,520,786	2,818,395

		2,212,158	3,786,695

	Total Common Stocks	158,442,798	222,127,477

Rights — 0.0%
Consumer Products — 0.0%
115,000	Revlon Inc., Cl. A Rights†	0	5,750

Warrants — 0.0%
Energy and Utilities — 0.0%
1,000	Mirant Corp., Ser. A, expire 01/03/11†	2,199	13,100

U.S. Government Obligations — 5.4%
Principal Amount
$12,664,000	U.S. Treasury Bills, 4.845% to 5.209%††, 01/04/07 to 04/26/07	12,571,038	12,574,906

Total Investments — 100.1%		$171,016,035	234,721,233
Other Assets and Liabilities (Net) — (0.1)%			(307,580)

Net Assets — 100.0%			$234,413,653

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR — American Depository Receipt

CVO — Contingent Value Obligation

See accompanying notes to financial statements.

7

■	Gabelli Capital Asset Fund

Statement of Assets and Liabilities

December 31, 2006

ASSETS:
Investments, at value (cost $171,016,035)	$234,721,233
Cash	1,012
Receivable for investments sold	185,635
Dividends receivable	139,231
Prepaid expense	10,425

Total Assets	235,057,536

LIABILITIES:
Payable for investments purchased	397,259
Payable for management fees	199,174
Payable for accounting fees	7,501
Payable for Fund shares redeemed	349
Other accrued expenses	39,600

Total Liabilities	643,883

Net Assets applicable to 12,613,817 shares outstanding	$234,413,653

NET ASSETS CONSIST OF:
Paid-in capital, at $0.001 par value	$175,372,088
Distributions in excess of net realized gains on investments	(4,663,775)
Net unrealized appreciation on investments	63,705,198
Net unrealized appreciation on foreign currency translations	142

Net Assets	$234,413,653

Net Asset Value, offering and redemption price per share ($234,413,653 ÷ 12,613,817 shares outstanding; 500,000,000 shares authorized)	$18.58

Statement of Operations

For the Year Ended

December 31, 2006

INVESTMENT INCOME:
Dividends (net of foreign taxes of $27,375)	$2,557,739
Interest	519,363

Total Investment Income	3,077,102

Expenses:
Management fees	2,229,607
Legal and audit fees	60,187
Accounting fees	45,000
Custodian fees	43,767
Directors’ fees	22,000
Shareholder services fees	10,530
Interest expense	1,871
Miscellaneous expenses	40,474

Total Expenses	2,453,436
Less: Custodian fee credits	(8,935)

Net Expenses	2,444,501

Net Investment Income	632,601

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments	28,591,121
Net realized gain on foreign currency transactions	3

Net realized gain on investments and foreign currency transactions	28,591,124

Net change in unrealized appreciation/depreciation on investments	15,321,168
Net change in unrealized appreciation/depreciation on foreign currency translations	142

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	15,321,310

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	43,912,434

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,545,035

See accompanying notes to financial statements.

8

■	Gabelli Capital Asset Fund

Statements of Changes in Net Assets

	Year Ended December 31,
	2006	2005
OPERATIONS:
Net investment income	$632,601	$607,041
Net realized gain on investments and foreign currency transactions	28,591,124	14,021,060
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	15,321,310	(10,201,407)

Net Increase in Net Assets Resulting from Operations	44,545,035	4,426,694

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(632,604)	(599,554)
Net realized gain on investments	(28,686,990)	(14,154,173)
Return of capital	(24,731)	—

Total Distributions to Shareholders	(29,344,325)	(14,753,727)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets from capital share transactions	86,062	(10,581,004)

Net Increase (Decrease) in Net Assets	15,286,772	(20,908,037)

NET ASSETS:

Beginning of period	219,126,881	240,034,918

End of period (including undistributed net investment income of $0 and $9,050, respectively)	$234,413,653	$219,126,881

See accompanying notes to financial statements.

9

■	Gabelli Capital Asset Fund

Notes to Financial Statements

December 31, 2006

1.    Organization

The Gabelli Capital Asset Fund (the “Fund”) is a series of Gabelli Capital Series Funds, Inc. (the “Company”), which was organized on April 8, 1993 as a Maryland corporation. The Company is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. Current income is a secondary objective. The Fund commenced investment operations on May 1, 1995. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. (“Guardian”) and other selected insurance companies.

2.    Significant Accounting Policies

The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the cur -

10

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2006

rent exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income

Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

Expenses

Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Custodian Fee Credits

When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits”.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value (“NAV”) of the Fund. For the fiscal year ended December 31, 2006, reclassifications were made to decrease accumulated net investment income by $9,047 and to increase distributions in excess of net realized gains on investments by $19,988, with an offsetting adjustment to paid-in capital.

The tax character of distributions paid during the fiscal years ended December 31, 2006 and December 31, 2005 was as follows:

	Year Ended December 31, 2006	Year Ended December 31, 2005
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$1,652,200	$2,018,422
Net long term capital gains	27,667,394	12,735,305
Non-taxable return of capital	24,731	—

Total Distributions Paid:	$29,344,325	$14,753,727

11

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2006

Provision for Income Taxes

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

At December 31, 2006, the difference between book basis and tax basis unrealized appreciation was primarily attributable to the tax deferral of losses on wash sales.

As of December 31, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

Net unrealized appreciation on investments	$59,041,423
Net unrealized appreciation on foreign currency	142

Total accumulated earnings	$59,041,565

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at December 31, 2006:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation

Investments	$175,679,810	$70,204,839	$(11,163,416)	$59,041,423

In July 2006, the Financial Accounting Standards Board (the “FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“the Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is required to be implemented for a calendar year open-end fund no later than its June 29, 2007 NAV, and is to be applied to all open tax years as of the date of effectiveness. Management has begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements.

3.    Agreements with Affiliated Parties

Pursuant to a management agreement (the “Management Agreement”), the Fund will pay Guardian Investor Services Corporation (the “Manager”) a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. Pursuant to an Investment Advisory Agreement among the Fund, the Manager and the Adviser, the Adviser, under the supervision of the Company’s Board of Directors and the Manager, manages the Fund’s assets in accordance with the Fund’s investment objectives and policies, makes investment decisions for the Fund, places purchase and sale orders on behalf of the Fund, provides investment research, and provides facilities and personnel required for the Fund’s administrative needs. The Adviser may delegate its administrative role and currently has done so to PFPC Inc., the Fund’s sub-administrator (the “Sub-Administrator”). The Adviser will supervise the performance of administrative and professional services provided by others and pays the compensation of the Sub-Administrator and all officers and Directors of the Company who are its affiliates. As compensation for its services and the related expenses borne by the Adviser, the Manager pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of the Fund’s average daily net assets.

The Fund pays each Director that is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.    Portfolio Securities

Purchases and proceeds from the sales of securities for the fiscal year ended December 31, 2006, other than short-term securities, aggregated $84,615,888 and $91,311,387, respectively.

5.    Transactions with Affiliates

During the fiscal year ended December 31, 2006, the Fund paid brokerage commissions of $170,456 to Gabelli & Company, Inc.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Investment Advisory Agreement. During the fiscal year ended December 31,

12

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2006

2006, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund’s NAV.

The Fund is assuming its portion of the allocated cost of the Gabelli Funds’ Chief Compliance Officer in the amount of $5,097 for the fiscal year ended December 31, 2006, which is included in miscellaneous expenses in the Statement of Operations.

6.    Line of Credit

The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as “interest expense” in the Statement of Operations. At December 31, 2006, there were no borrowings outstanding from the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the fiscal year ended December 31, 2006, was $16,923 with a weighted average interest rate of 5.02%. The maximum amount borrowed at any time during the fiscal year ended December 31, 2006 was $1,011,000.

7.    Capital Stock Transactions

Transactions in shares of capital stock were as follows:

	Year Ended December 31,		Year Ended December 31,
	2006	2005	2006	2005
	Shares		Amount
Shares sold	710,099	973,276	$13,570,627	$17,612,039
Shares issued upon reinvestment of distributions	1,568,376	845,486	29,344,326	14,753,726
Shares redeemed	(2,260,473)	(2,355,773)	(42,828,891)	(42,946,769)

Net increase (decrease)	18,002	(537,011)	$86,062	$(10,581,004)

8.    Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.    Other Matters

The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. (“GAMCO”), the Adviser’s parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC’s administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

13

■	Gabelli Capital Asset Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	Year Ended December 31,
	2006		2005	2004	2003	2002
Operating performance:
Net asset value, beginning of period	$17.40		$18.28	$16.44	$12.16	$14.23

Net investment income	0.06		0.05	0.06	0.02	0.03
Net realized and unrealized gain (loss) on investments	3.77		0.33	2.50	4.29	(2.07)

Total from investment operations	3.83		0.38	2.56	4.31	(2.04)

Distributions to shareholders:
Net investment income	(0.06)		(0.05)	(0.06)	(0.02)	(0.03)
Net realized gain on investments	(2.59)		(1.21)	(0.66)	(0.01)	(0.00	)(b)
Return of capital	(0.00	)(b)	—	—	—	—

Total distributions	(2.65)		(1.26)	(0.72)	(0.03)	(0.03)

Net asset value, end of period	$18.58		$17.40	$18.28	$16.44	$12.16

Total return†	21.9%		2.0%	15.5%	35.5%	(14.3)%

Ratios to average net assets and supplemental data:
Net assets, end of period (in 000’s)	$234,414		$219,127	$240,035	$214,480	$158,831
Ratio of net investment income to average net assets	0.28%		0.26%	0.34%	0.13%	0.20%
Ratio of operating expenses to average net assets	1.10	%(a)	1.10%	1.10%	1.11%	1.12%
Portfolio turnover rate	40%		25%	27%	39%	19%

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions.
(a)	The ratio does not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratio for the fiscal year ended December 31, 2006 would have been 1.09%.
(b)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

14

■	Gabelli Capital Series Funds, Inc.

Report of Independent Registered Public Accounting

Firm

To the Shareholders and Board of Directors of

Gabelli Capital Series Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli Capital Asset Fund (the “Fund”), a series of Gabelli Capital Series Funds, Inc., as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the Fund’s custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Gabelli Capital Asset Fund, a series of Gabelli Capital Series Funds, Inc., at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

February 16, 2007

15

■	Gabelli Capital Asset Fund

Additional Information (Unaudited)

The business and affairs of the Fund are managed under the direction of the Company’s Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about Gabelli Capital Series Funds, Inc. Directors and is available, without charge, upon request, by writing to Gabelli Capital Series Funds, Inc. at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Other Directorships Held by Director[4]
Interested Directors[3]
Mario J. Gabelli, Director and Chief Investment Officer Age: 64	Since 1995	24	Chairman of the Board and Chief Executive Officer of GAMCO Investors, Inc. and Chief Investment Officer — Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies in the Gabelli Fund Complex; Chairman and Chief Executive Officer of GGCP, Inc.	Director of Morgan Group Holdings, Inc. (transportation services); Chairman of the Board of Lynch Interactive Corporation (multimedia and communication services company)
Arthur V. Ferrara Director Age: 76	Since 1995	7	Formerly, Chairman of the Board and Chief Executive Officer of The Guardian Life Insurance Company of America (1993-1995)	Director of The Guardian sponsored Mutual Funds
Independent Directors:
Anthony J. Colavita Director Age: 71	Since 1995	34	Partner in the law firm of Anthony J. Colavita, P.C.	—
Anthony R. Pustorino Director Age: 81	Since 1995	14	Certified Public Accountant; Professor Emeritus, Pace University	Director of The LGL Group, Inc. (diversified manufacturing)
Werner J. Roeder, MD Director Age: 66	Since 1995	23	Medical Director of Lawrence Hospital and practicing private physician	—
Anthonie C. van Ekris Director Age: 72	Since 1995	17	Chairman of BALMAC International, Inc. (commodities and futures trading)	—
Officers:
Bruce N. Alpert President Age: 55	Since 1995	—	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988 and an officer of all of the registered investment companies in the Gabelli Funds complex. Director and President of Gabelli Advisers, Inc. since 1998.	—
James E. McKee Secretary Age: 43	Since 1995	—	Vice President, General Counsel, and Secretary of GAMCO Investors, Inc. since 1999 and GAMCO Asset Management Inc. since 1993; Secretary of all of the registered investment companies in the Gabelli Funds complex.	—
Agnes Mullady Treasurer Age: 48	Since 2006	—	Treasurer of all of the registered investment companies in the Gabelli Funds complex; Senior Vice President of U.S. Trust Company, N.A. and Treasurer and Chief Financial Officer of Excelsior Funds from 2004 through 2005; Chief Financial Officer of AMIC Distribution Partners from 2002 through 2004; Controller of Reserve Management Corporation and Reserve Partners, Inc. and Treasurer of Reserve Funds from 2000 through 2002.	—

16

■	Gabelli Capital Asset Fund

Additional Information (Unaudited) (Continued)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years

Peter D. Goldstein Chief Compliance Officer Age: 53	Since 2004	Director of Regulatory Affairs at GAMCO
Investors, Inc. since 2004; Chief Compliance Officer of all of the registered investment companies in the Gabelli Funds complex; Vice President of Goldman Sachs Asset Management from 2000 through 2004.
1.	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2.	Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund’s Amended and Restated By-Laws and Articles of Amendment and Restatement. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
3.	“Interested person” of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an “interested person” because of his affiliation with Gabelli Funds, LLC which acts as the Fund’s investment adviser. Mr. Ferrara is considered an interested person because of his affiliation with The Guardian Life Insurance Company of America, which is the parent company of the Fund’s Manager.
4.	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.

■	Gabelli Capital Asset Fund

2006 Tax Notice to Shareholders (Unaudited)

For the fiscal year ended December 31, 2006, the Fund paid to shareholders on December 27, 2006 an ordinary income dividend (comprised of net investment income and short-term capital gains) totaling $0.1497 per share and a long-term capital gain distribution totaling $2.5050 per share ($27,667,394) which is designated as a capital gain distribution. For the fiscal year ended December 31, 2006, 100% of the ordinary income dividend qualified for the dividend received deduction available to corporations, and 100% of the ordinary income distribution was qualified dividend income.

17

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $38,800 for 2005 and $39,900 for 2006.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2005 and $0 for 2006.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,600 for 2005 and $0 for 2006. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2005 and $0 for 2006.

(e)(1)	( Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the

Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	Not applicable

(c)	100%

(d)	Not applicable

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $100,600 for 2005 and $73,050 for 2006.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Gabelli Capital Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 03/01/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 03/01/2007

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer & Treasurer

Date 03/01/2007

*	Print the name and title of each signing officer under his or her signature.